Financial instruments - North american natural gas forward contracts (Details) MMBTU in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) MMBTU	Dec. 31, 2023 USD ($) MMBTU
Disclosure of financial assets [line items]
Amounts reclassified on discontinuation of hedging relationship	$ 11,702,000	$ 0
Accumulated other comprehensive income
Disclosure of financial assets [line items]
Reclassification of hedge gain (loss) in cash flow hedge	(76,000,000.0)	(22,500,000)
North american natural gas forward contract
Disclosure of financial assets [line items]
Amounts reclassified on discontinuation of hedging relationship	$ 11,700,000	$ 0
North american natural gas forward contract | Cash flow hedges
Disclosure of financial assets [line items]
Hedging instrument, energy (in mmbtu) | MMBTU	310,520	347,190
Notional amount	$ 1,048,973,000	$ 1,183,319,000
Assets, fair value	89,632,000	29,925,000
North american natural gas forward contract | Cash flow hedges | Other current assets
Disclosure of financial assets [line items]
Assets, fair value	25,760,000	470,000
North american natural gas forward contract | Cash flow hedges | Other non-current assets
Disclosure of financial assets [line items]
Assets, fair value	100,683,000	120,638,000
North american natural gas forward contract | Cash flow hedges | Other current liabilities
Disclosure of financial assets [line items]
Liabilities, fair value	(14,708,000)	(60,532,000)
North american natural gas forward contract | Cash flow hedges | Other long-term liabilities
Disclosure of financial assets [line items]
Liabilities, fair value	$ (22,103,000)	$ (30,651,000)
North american natural gas forward contract | Cash flow hedges | Bottom of range
Disclosure of financial assets [line items]
Hedging instrument, daily energy annualized (in mmbtu) | MMBTU	50	50
North american natural gas forward contract | Cash flow hedges | Top of range
Disclosure of financial assets [line items]
Hedging instrument, daily energy annualized (in mmbtu) | MMBTU	210	170